PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Cost:	$ 167,267	$ 140,227
Accumulated depreciation:	64,642	58,481
Net book value	102,625	81,746
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Cost:	71,476	66,304
Accumulated depreciation:	44,551	41,280
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost:	9,487	6,105
Accumulated depreciation:	3,318	4,461
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost:	47,983	41,135
Accumulated depreciation:	15,456	12,701
Land and building [Member]
Property, Plant and Equipment [Line Items]
Cost:	38,321	26,683
Accumulated depreciation:	$ 1,317	$ 39